Nature of business and organization (Details Narrative) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Jul. 01, 2024	May 06, 2024	Jun. 30, 2024
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of ordinary shares in assets acquisition			8,571,428
Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description for ordinary shares issued in share purchase agreement		An additional one million ordinary shares will be issued to the persons named in the Share Purchase Agreement if certain financial performance milestones based on CK Health’s net income for the fiscal years 2024 and 2025 are met. The acquisition closed on May 8, 2024 (see Note 5).
Issuance of ordinary shares in assets acquisition	1,428,572
Shares issued per shares	$ 1.75
Share Purchase Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of ordinary shares in assets acquisition	8,571,428
Share Purchase Agreement [Member] | CK Health Plus Sdn Bhd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration shares		10,000,000
Consideration shares, value		$ 15.0